Impairment Reversals (Losses) on Non-Current Assets - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of impairment loss recognised or reversed [line items]
Impairment losses on non-current assets	€ 37	€ 3	€ 244
Impairment loss on non-current assets		€ 3
Brazil [member]
Disclosure of impairment loss recognised or reversed [line items]
Impairment losses on non-current assets			240
Other [Member]
Disclosure of impairment loss recognised or reversed [line items]
Impairment losses on non-current assets			€ 4